Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.5%
	AEROSPACE/DEFENSE-EQUIPMENT — 11.4%
297,882	L3 Technologies, Inc.[1]	$73,239,949
	APPLICATIONS SOFTWARE — 7.7%
297,426	Tableau Software, Inc. - Class A*,1	49,378,664
	COAL — 1.3%
910,793	SunCoke Energy, Inc.*,1	8,087,845
	COMMERCIAL BANKS-CENTRAL US — 6.5%
1,194	LegacyTexas Financial Group, Inc.	48,608
1,997,823	TCF Financial Corp.[1]	41,534,740
		41,583,348
	COMMERCIAL SERVICES-FINANCE — 15.5%
255,904	Total System Services, Inc.[1]	32,824,806
546,907	Worldpay, Inc. - Class A*,1	67,023,453
		99,848,259
	COMPUTER SOFTWARE — 12.5%
428,217	Red Hat, Inc.*,1	80,402,024
	COMPUTERS-INTEGRATED SYSTEMS — 0.3%
48,744	Cray, Inc.*	1,697,266
	COMPUTERS-PERIPHER EQUIPMENT — 0.3%
60,217	Electronics For Imaging, Inc.*	2,222,609
	E-COMMERCE/SERVICE — 14.7%
1,948,644	Liberty Expedia Holdings, Inc. - Class A*,1	93,125,697
27,915	Shutterfly, Inc.*	1,411,103
		94,536,800
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 0.0%
2,068	Mellanox Technologies Ltd.*,2	228,866
	FINANCE-OTHER SERVICE — 3.2%
411,200	WageWorks, Inc.*	20,884,848
	GAS-DISTRIBUTION — 6.8%
1,246,690	AmeriGas Partners LP1	43,434,680

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES — 1.5%
198,770	Oaktree Capital Group LLC	$9,847,066
	MEDICAL-BIOMEDICAL/GENERICS — 4.7%
287,612	Celgene Corp.*,1	26,586,853
35,472	Spark Therapeutics, Inc.*,1	3,631,624
		30,218,477
	MEDICAL-DRUGS — 1.9%
262,538	Array BioPharma, Inc.*,1	12,163,386
	OIL COMP-EXPLORATION & PRODUCTION — 7.0%
633,974	Anadarko Petroleum Corp.1	44,733,205
	PIPELINES — 6.5%
1,096,152	Andeavor Logistics LP1	39,823,202
47,568	Buckeye Partners LP	1,952,667
		41,775,869
	REINSURANCE — 0.2%
32,402	EMC Insurance Group, Inc.	1,167,444
	RETAIL-BOOKSTORES — 0.3%
334,488	Barnes & Noble, Inc.	2,237,725
	RETAIL-COMPUTER EQUIPMENT — 0.4%
81,858	PCM, Inc.*	2,868,304
	RETAIL-RESTAURANTS — 0.5%
424,532	Del Frisco's Restaurant Group, Inc.*	3,379,275
	TELECOMMUNICATION EQUIPMENT — 0.3%
373,296	Aerohive Networks, Inc.*	1,653,701
	TOTAL COMMON STOCKS
	(Cost $641,732,030)	665,589,610
	RIGHTS — 0.0%
451,878	Corium International, Expiration Date: March 31, 2020*,1,3	—
	TOTAL RIGHTS
	(Cost $0)	—

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	Red Hat, Inc.
465	Exercise Price: $160.00, Notional Amount: $7,440,000, Expiration Date: August 16, 2019*	$8,137
	TOTAL PUT OPTIONS
	(Cost $51,866)	8,137
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $51,866)	8,137

Number of Shares
	SHORT-TERM INVESTMENTS — 0.1%
521,293	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.21%[1,4]	521,293
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $521,293)	521,293
	TOTAL INVESTMENTS — 103.6%
	(Cost $642,305,189)	666,119,040
	Liabilities in Excess of Other Assets — (3.6)%	(23,220,559)
	TOTAL NET ASSETS — 100.0%	$642,898,481
	SECURITIES SOLD SHORT — (71.9)%
	COMMON STOCKS — (71.9)%
	AEROSPACE/DEFENSE-EQUIPMENT — (11.4)%
(387,248)	Harris Corp.	(73,240,214)
	APPLICATIONS SOFTWARE — (7.7)%
(328,146)	salesforce.com, inc.*	(49,789,593)
	COAL — (1.3)%
(910,763)	SunCoke Energy, Inc.*	(8,087,576)
	COMMERCIAL BANKS-CENTRAL US — (6.5)%
(1,015,094)	Chemical Financial Corp.	(41,730,514)
(631)	Prosperity Bancshares, Inc.	(41,678)
		(41,772,192)
	COMMERCIAL SERVICES-FINANCE — (5.2)%
(207,225)	Global Payments, Inc.	(33,182,939)
	DATA PROCESSING/MANAGEMENT — (9.7)%
(507,912)	Fidelity National Information Services, Inc.	(62,310,644)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	E-COMMERCE/SERVICE — (14.5)%
(701,511)	Expedia Group, Inc.	$(93,322,008)
	GAS-DISTRIBUTION — (5.2)%
(621,895)	UGI Corp.	(33,215,412)
	MEDICAL-DRUGS — (2.0)%
(287,612)	Bristol-Myers Squibb Co.	(13,043,204)
	OIL COMP-EXPLORATION & PRODUCTION — (1.4)%
(185,750)	Occidental Petroleum Corp.	(9,339,510)
	PIPELINES — (6.2)%
(1,244,132)	MPLX LP	(40,048,609)
	PRIVATE EQUITY — (0.8)%
(107,036)	Brookfield Asset Management, Inc. - Class A2	(5,114,180)
	TOTAL COMMON STOCKS
	(Proceeds $447,954,628)	(462,466,081)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $447,954,628)	$(462,466,081)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(291)	Exercise Price: $190.00, Notional Amount: $(5,529,000), Expiration Date: July 5, 2019*	(1,455)
(277)	Exercise Price: $190.00, Notional Amount: $(5,263,000), Expiration Date: July 12, 2019*	(1,385)
(1,380)	Exercise Price: $190.00, Notional Amount: $(26,220,000), Expiration Date: July 19, 2019*	(3,450)
(59)	Exercise Price: $190.00, Notional Amount: $(1,121,000), Expiration Date: July 26, 2019*	(148)
(289)	Exercise Price: $190.00, Notional Amount: $(5,491,000), Expiration Date: August 2, 2019*	(722)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(474)	Exercise Price: $190.00, Notional Amount: $(9,006,000), Expiration Date: August 16, 2019*	$(2,370)
(62)	Exercise Price: $190.00, Notional Amount: $(1,178,000), Expiration Date: September 20, 2019*	(310)
(33)	Exercise Price: $190.00, Notional Amount: $(627,000), Expiration Date: January 17, 2020*	(330)
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: January 15, 2021*	(30)
	TOTAL CALL OPTIONS
	(Proceeds $30,729)	(10,200)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $30,729)	$(10,200)

LP — Limited Partnership
LLC — Limited Liability Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 5.7%
$250,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.394% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	$250,001
1,000,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 5.125% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	976,948
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,2,4]	125,819
250,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	250,807
570,401	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 2.645% (LIBOR 1 Month+24 basis points), 3/25/2037[2,3]	221,952
150,000	Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A2, 5.927%, 7/25/2060[1,2,5]	151,800
750,549	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,4]	525,483
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[2,4]	100,614
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,607,221)	2,603,424

Number of Shares
	CLOSED-END FUNDS — 21.3%
20,461	Aberdeen Emerging Markets Equity Income Fund, Inc.	149,570
43,665	Aberdeen Total Dynamic Dividend Fund[6]	364,166
1,837	Advent Claymore Convertible Securities and Income Fund[6]	27,665
24,296	AllianzGI Convertible & Income 2024 Target[6]	224,252
23,382	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[6]	289,937
2,250	BlackRock California Municipal Income Trust	29,812
5,355	BlackRock Debt Strategies Fund, Inc.	57,673
6,385	BlackRock New York Municipal Income Quality Trust	84,920
9,519	BlackRock Resources & Commodities Strategy Trust[6]	77,865
33,552	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[6]	393,565
3	Clough Global Dividend and Income Fund	34
3	Clough Global Equity Fund	38
22,983	Clough Global Opportunities Fund[6]	214,891
27,117	Cornerstone Strategic Value Fund, Inc.[6]	315,645

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
9,434	Cornerstone Total Return Fund, Inc.	$106,793
3	Cushing Renaissance Fund	42
23,518	Delaware Enhanced Global Dividend & Income Fund[6]	232,828
8,373	Eagle Growth & Income Opportunities Fund[6]	128,609
41,561	Eaton Vance Limited Duration Income Fund[6]	525,747
7,755	Eaton Vance Tax-Managed Buy-Write Strategy Fund	73,052
6,549	Franklin Limited Duration Income Trust[6]	63,067
19,695	Garrison Capital, Inc.[6]	135,895
391	GDL Fund	3,611
38,709	Highland Income Fund[6]	535,733
3,474	India Fund, Inc.[6]	73,927
49,589	Invesco Dynamic Credit Opportunities Fund[6]	554,405
21,087	Invesco High Income Trust II6	305,551
1,846	Invesco Municipal Opportunity Trust	22,706
131,855	Invesco Senior Income Trust[6]	569,614
13,963	Kayne Anderson MLP/Midstream Investment Co.[6]	213,774
13,117	Lazard World Dividend & Income Fund, Inc.[6]	130,514
12,203	Morgan Stanley Emerging Markets Debt Fund, Inc.[6]	113,732
3,891	Neuberger Berman California Municipal Fund, Inc.	52,893
24,831	Neuberger Berman High Yield Strategies Fund, Inc.[6]	290,523
610	Neuberger Berman New York Municipal Fund, Inc.	7,479
2,442	Nuveen California Quality Municipal Income Fund	35,360
36,072	Nuveen Credit Strategies Income Fund[6]	285,690
5,634	Nuveen Emerging Markets Debt 2022 Target Term Fund[6]	50,030
3,256	Nuveen Georgia Quality Municipal Income Fund	40,293
2,300	Nuveen Intermediate Duration Quality Municipal Term Fund	30,613
9,021	Nuveen Mortgage Opportunity Term Fund	209,468
6,826	Nuveen Mortgage Opportunity Term Fund 2[6]	153,517
47,224	PGIM Global High Yield Fund, Inc.[6]	682,387
14,810	PGIM High Yield Bond Fund, Inc.[6]	216,670
859	Source Capital, Inc.	31,414
7,189	Special Opportunities Fund, Inc.[6]	98,849
56,332	Templeton Global Income Fund[6]	358,271
14,160	Tortoise Midstream Energy Fund, Inc.[6]	191,018
4,040	Virtus Total Return Fund, Inc.[6]	42,824
126,043	Voya Prime Rate Trust[6]	599,965
6,816	Western Asset Corporate Loan Fund, Inc.	65,229
18,018	Western Asset Global High Income Fund, Inc.[6]	178,919
	TOTAL CLOSED-END FUNDS
	(Cost $9,673,891)	9,641,045

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.0%
	Alternative Loan Trust
$57,946	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	$57,617
11,562,121	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	165,211
294,110	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	195,858
169,680	American Home Mortgage Assets Trust Series 2007-1, Class A1, 3.204% (12MTA+70 basis points), 2/25/2047[2,3]	105,286
79,768	Banc of America Funding Trust Series 2007-A, Class 2A1, 2.543% (LIBOR 1 Month+16 basis points), 2/20/2047[2,3]	77,354
224,253	Bear Stearns Trust Series 2005-7, Class 22A1, 4.294%, 9/25/2035[2,4]	187,546
250,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.952%, 8/10/2046[1,2,4]	253,137
494,083	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	404,896
200,000	CSMC Trust Series 2017-PFHP, Class G, 8.544% (LIBOR 1 Month+615 basis points), 12/15/2030[1,3]	199,632
248,540	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 2.684% (LIBOR 1 Month+28 basis points), 8/25/2036[2,3]	237,965
150,037	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 2.584% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	142,971
204,573	HarborView Mortgage Loan Trust Series 2006-13, Class A, 2.570% (LIBOR 1 Month+18 basis points), 11/19/2046[2,3]	174,478
128,035	Impac CMB Trust Series 2004-10, Class 3A1, 3.105% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	122,430
3,313	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 4.475%, 6/25/2037[2,4]	3,040
1,383,721	IndyMac INDX Mortgage Loan Trust Series 2005-AR18, Class 1X, 1.198%, 10/25/2036[2,4]	69,091
553,363	JP Morgan Alternative Loan Trust Series 2006-S2, Class A5, 6.380%, 5/25/2036[2,5]	473,033
169,946	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.644% (LIBOR 1 Month+24 basis points), 10/25/2046[2,3]	131,187

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	MASTR Alternative Loan Trust
$569,248	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	$419,810
320,293	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	262,965
648,822	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 2.514% (LIBOR 1 Month+11 basis points), 3/25/2037[2,3]	266,915
	Morgan Stanley Mortgage Loan Trust
559,489	Series 2006-13AX, Class A2, 2.745% (LIBOR 1 Month+34 basis points), 10/25/2036[2,3]	291,558
365,299	Series 2007-7AX, Class 2A1, 2.524% (LIBOR 1 Month+12 basis points), 4/25/2037[2,3]	184,506
335,301	Series 2006-1AR, Class 1A1, 2.684% (LIBOR 1 Month+28 basis points), 2/25/2036[2,3]	275,114
	RALI Trust
194,803	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	180,542
292,279	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[2]	270,883
296,937	Series 2006-QS16, Class A7, 6.000%, 11/25/2036[2]	271,490
431,493	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	396,108
459,090	Series 2006-QO9, Class 1A3A, 2.604% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	412,958
258,060	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	246,297
600,922	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 3.105% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	536,363
265,490	Wells Fargo Alternative Loan Trust Series 2007-PA1, Class A1, 2.724% (LIBOR 1 Month+32 basis points), 3/25/2037[2,3]	219,480
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,374,461)	7,235,721

Number of Shares
	COMMON STOCKS — 48.7%
	COMMUNICATIONS — 5.1%
118,690	eDreams ODIGEO S.A.*	520,298
10,500	IMAX Corp.*,7	212,100
32,547	Liberty Expedia Holdings, Inc. - Class A*,6	1,555,421
477	Shutterfly, Inc.*	24,112
		2,311,931
	CONSUMER DISCRETIONARY — 4.1%
5,716	Barnes & Noble, Inc.	38,240
52,757	BlueLinx Holdings, Inc.*,6	1,045,116

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares			Value
		COMMON STOCKS (Continued)
		CONSUMER DISCRETIONARY (Continued)
7,265		Del Frisco's Restaurant Group, Inc.*	$57,830
24,943		Garrett Motion, Inc.*,6	382,875
1,401		PCM, Inc.*	49,091
24,206		Select Interior Concepts, Inc. - Class A*,6	282,000
			1,855,152
		CONSUMER STAPLES — 2.0%
45,157		Darling Ingredients, Inc.*,6	898,173

		ENERGY — 4.3%
10,313		Anadarko Petroleum Corp.[6]	727,685
18,758		Andeavor Logistics LP6	681,478
938		Buckeye Partners LP	38,505
15,586		CrossAmerica Partners LP6	250,155
22,001		Green Plains, Inc.	237,171
			1,934,994
		FINANCIALS — 11.0%
3,014		8i Enterprises Acquisition Corp.*,7	31,557
3,452		Agba Acquisition Ltd.*,7	34,589
12,793		B Riley Principal Merger Corp.*	127,546
53,562		Barings BDC, Inc.[6]	527,050
13,056		Big Rock Partners Acquisition Corp.*,6	136,174
3,246		Churchill Capital Corp. II*	32,947
2,505		Crescent Acquisition Corp.*	25,225
4,077		Diamond Hill Investment Group, Inc.[6]	577,793
566		EMC Insurance Group, Inc.	20,393
75,669		Great Elm Capital Group, Inc.*,6	325,377
2,434		GX Acquisition Corp.*	24,437
1,777		Haymaker Acquisition Corp. II*	17,877
1,542		Health Sciences Acquisitions Corp.*	16,268
808		Insurance Acquisition Corp.*	8,322
10,839		Legacy Acquisition Corp. - Class A*,6	109,474
20		LegacyTexas Financial Group, Inc.	814
20,144		Leisure Acquisition Corp.*,6	204,059
3,363		Oaktree Capital Group LLC	166,603
84,704		OHA Investment Corp.[6]	95,716
3,268		Proficient Alpha Acquisition Corp.*	32,843
—	[9]	Reebonz Holding Ltd.*,7	—
2,738		Replay Acquisition Corp.*,7	27,380
3,133		Royce Micro-Cap Trust, Inc.	25,753
3,524		South Mountain Merger Corp.*	35,240

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
31,776	TCF Financial Corp.[6]	$660,623
4,204	Total System Services, Inc.[6]	539,247
3,830	Trine Acquisition Corp.*	38,415
2,698	Tuscan Holdings Corp.*	28,599
8,926	Worldpay, Inc. - Class A*,6	1,093,881
		4,964,202
	HEALTH CARE — 1.5%
4,489	Array BioPharma, Inc.*	207,975
4,803	Celgene Corp.*,6	443,989
573	Spark Therapeutics, Inc.*,6	58,664
		710,628
	INDUSTRIALS — 3.5%
13,259	Heritage-Crystal Clean, Inc.*,6	348,844
5,040	L3 Technologies, Inc.[6]	1,239,180
		1,588,024
	MATERIALS — 4.1%
14,065	AdvanSix, Inc.*,6	343,608
5,471	Berry Global Group, Inc.*,6	287,720
21,325	Cameco Corp.[7]	228,817
103,788	Chemtrade Logistics Income Fund	742,588
3,907	Ciner Resources LP	75,757
19,638	SunCoke Energy, Inc.*	174,387
		1,852,877
	TECHNOLOGY — 11.3%
51,330	Adesto Technologies Corp.*,6	418,339
6,388	Aerohive Networks, Inc.*	28,299
868	Cray, Inc.*	30,224
1,072	Electronics For Imaging, Inc.*,6	39,568
67,065	EXFO, Inc.*,6,7	245,458
20,554	KEMET Corp.[6]	386,621
60	Mellanox Technologies Ltd.*,7	6,640
5,320	MicroStrategy, Inc. - Class A*,6	762,409
29,284	OneSpan, Inc.*,6	414,954
6,844	Red Hat, Inc.*,6	1,285,029
4,838	Tableau Software, Inc. - Class A*,6	803,205
44,111	Telenav, Inc.*,6	352,888
7,001	WageWorks, Inc.*	355,581
		5,129,215

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 1.8%
23,042	AmeriGas Partners LP6	$802,783
	TOTAL COMMON STOCKS
	(Cost $21,673,716)	22,047,979

Principal Amount
	CORPORATE BONDS — 2.5%
	FINANCIALS — 2.5%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[2,4]	307,589
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,2,4]	203,451
300,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[2,4]	305,381
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[2,4]	306,009
		1,122,430
	TOTAL CORPORATE BONDS
	(Cost $1,103,619)	1,122,430

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 2.0%
2,765	Capital Southwest Corp. 5.950%, 12/15/2022[2]	72,111
101	Monroe Capital Corp. 5.750%, 10/31/2023[2]	2,548
16,516	Oxford Square Capital Corp. 6.500%, 3/30/2024[2,6]	423,140
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2,6]	162,161
	THL Credit, Inc.
5,601	6.750%, 12/30/2022[2,6]	142,098
3,640	6.125%, 10/30/2023[2]	93,184
1,353	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2,6]	34,312
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $909,904)	929,554

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	Red Hat, Inc.
8	Exercise Price: $160.00, Notional Amount: $128,000, Expiration Date: August 16, 2019*	$140
	TOTAL PUT OPTIONS
	(Cost $892)	140
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $892)	140

Number of Shares
	RIGHTS — 0.0%
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*,6	1,736
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,6	1,878
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2020*,6,7	1,280
14,253	Corium International, Expiration Date: March 31, 2020*,6,8	—
3	Cushing Renaissance Fund, Expiration Date: July 18, 2019*	1
9,625	KBL Merger Corp IV, Expiration Date: February 28, 2020*,6	1,655
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*,6	2,653
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2020*,6	2,971
	TOTAL RIGHTS
	(Cost $0)	12,174

	WARRANTS — 0.1%
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,6	1,545
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,6	7,250
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*,6,7	557
4,269	Falcon Minerals Corp., Expiration Date: August 23, 2023*,6	4,056
7,877	Kaixin Auto Holdings, Expiration Date: April 30, 2024*,6,7	315

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
9,625	KBL Merger Corp IV, Expiration Date: January 15, 2024*,6	$1,540
10,839	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,6	3,469
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,6	4,820
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*,6	1,098
1,284	National Energy Services Reunited Corp., Expiration Date: June 6, 2023*,7	1,091
1,305	NRC Group Holdings Corp., Expiration Date: October 17, 2023*	2,155
681	OneSpaWorld Holdings Ltd., Expiration Date: March 19, 2024*,6,7	3,194
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,6	1,114
2,365	Ranpak Holdings Corp., Expiration Date: June 3, 2024*	2,862
	TOTAL WARRANTS
	(Cost $2,347)	35,066
	SHORT-TERM INVESTMENTS — 7.6%
3,441,392	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.211%[6,10]	3,441,392
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,441,392)	3,441,392
	TOTAL INVESTMENTS — 103.9%
	(Cost $46,787,443)	47,068,925
	Liabilities in Excess of Other Assets — (3.9)%	(1,747,691)
	TOTAL NET ASSETS — 100.0%	$45,321,234
	SECURITIES SOLD SHORT — (35.3)%
	COMMON STOCKS — (33.3)%
	COMMUNICATIONS — (4.4)%
(11,717)	Expedia Group, Inc.	(1,558,712)
(18,218)	Meet Group, Inc.*	(63,399)
(1,280)	Shopify, Inc.*,7	(384,192)
		(2,006,303)
	CONSUMER DISCRETIONARY — (3.4)%
(485)	Cracker Barrel Old Country Store, Inc.	(82,804)
(9,785)	Del Taco Restaurants, Inc.*	(125,444)
(8,178)	Denny's Corp.*	(167,894)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(1,149)	Freshpet, Inc.*	$(52,291)
(3,472)	Griffon Corp.	(58,746)
(1,924)	K12, Inc.*	(58,509)
(4,783)	Malibu Boats, Inc. - Class A*	(185,820)
(7,408)	Regis Corp.*	(122,973)
(1,045)	Robert Half International, Inc.	(59,575)
(4,480)	Ruth's Hospitality Group, Inc.	(101,741)
(1,278)	Tesla, Inc.*	(285,582)
(795)	Wayfair, Inc.*	(116,070)
(1,527)	Wingstop, Inc.	(144,683)
		(1,562,132)
	CONSUMER STAPLES — (0.3)%
(1,639)	Ollie's Bargain Outlet Holdings, Inc.*	(142,773)

	ENERGY — (1.8)%
(21,291)	MPLX LP	(685,357)
(2,777)	Occidental Petroleum Corp.	(139,628)
		(824,985)
	FINANCIALS — (6.3)%
(3,575)	Axos Financial, Inc.*	(97,419)
(1,812)	Brookfield Asset Management, Inc. - Class A7	(86,577)
(16,145)	Chemical Financial Corp.	(663,721)
(—)[9]	Cousins Properties, Inc. - REIT	(9)
(8,289)	Fidelity National Information Services, Inc.	(1,016,894)
(3,405)	Global Payments, Inc.	(545,243)
(2,795)	Laurentian Bank of Canada	(95,998)
(4,740)	National General Holdings Corp.	(108,736)
(11)	Prosperity Bancshares, Inc.	(726)
(2,536)	Seritage Growth Properties - REIT	(108,947)
(3,063)	Trupanion, Inc.*	(110,666)
		(2,834,936)
	HEALTH CARE — (4.1)%
(7,871)	AtriCure, Inc.*	(234,871)
(4,803)	Bristol-Myers Squibb Co.	(217,816)
(1,944)	iRhythm Technologies, Inc.*	(153,732)
(8,596)	Joint Corp.*	(156,447)
(18,836)	Lannett Co., Inc.*	(114,146)
(500)	Merit Medical Systems, Inc.*	(29,780)
(3,596)	Pacira BioSciences, Inc.*	(156,390)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(2,812)	Tactile Systems Technology, Inc.*	$(160,059)
(6,663)	Teladoc Health, Inc.*	(442,490)
(6,418)	Twist Bioscience Corp.*	(186,186)
		(1,851,917)
	INDUSTRIALS — (4.8)%
(5,938)	AAON, Inc.	(297,969)
(3,083)	Advanced Energy Industries, Inc.*	(173,480)
(1,698)	Axon Enterprise, Inc.*	(109,028)
(6,552)	Harris Corp.	(1,239,180)
(700)	Littelfuse, Inc.	(123,837)
(3,200)	Resideo Technologies, Inc.*	(70,144)
(184)	TransDigm Group, Inc.*	(89,019)
(3,317)	Westshore Terminals Investment Corp.	(55,672)
		(2,158,329)
	MATERIALS — (1.4)%
(1,549)	Quaker Chemical Corp.	(314,261)
(19,637)	SunCoke Energy, Inc.*	(174,377)
(798)	WD-40 Co.	(126,914)
		(615,552)
	TECHNOLOGY — (5.1)%
(5,993)	Allscripts Healthcare Solutions, Inc.*	(69,699)
(1,700)	Amdocs Ltd.[7]	(105,553)
(1,195)	Avid Technology, Inc.*	(10,898)
(3,857)	Ciena Corp.*	(158,638)
(1,034)	Cree, Inc.*	(58,090)
(2,302)	CTS Corp.	(63,489)
(14,034)	FormFactor, Inc.*	(219,913)
(6,755)	Inovalon Holdings, Inc. - Class A*	(98,015)
(1,476)	Inphi Corp.*	(73,948)
(2,616)	Kornit Digital Ltd.*,7	(82,823)
(300)	Lam Research Corp.	(56,352)
(11,046)	Lattice Semiconductor Corp.*	(161,161)
(4,868)	MaxLinear, Inc.*	(114,106)
(9,593)	NetScout Systems, Inc.*	(243,566)
(5,336)	salesforce.com, inc.*	(809,631)
		(2,325,882)
	UTILITIES — (1.7)%
(13,062)	Superior Plus Corp.	(133,253)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(11,521)	UGI Corp.	$(615,337)
		(748,590)
	TOTAL COMMON STOCKS
	(Proceeds $14,646,515)	(15,071,399)
	EXCHANGE-TRADED FUNDS — (2.0)%
(13,696)	Invesco Senior Loan ETF	(310,352)
(5,942)	iShares U.S. Home Construction ETF	(227,103)
(1,900)	SPDR Bloomberg Barclays High Yield Bond ETF	(206,986)
(6,000)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(163,380)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $900,808)	(907,821)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $15,547,323)	$(15,979,220)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Red Hat, Inc.
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: July 5, 2019*	(25)
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: July 12, 2019*	(25)
(24)	Exercise Price: $190.00, Notional Amount: $(456,000), Expiration Date: July 19, 2019*	(60)
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: July 26, 2019*	(3)
(5)	Exercise Price: $190.00, Notional Amount: $(95,000), Expiration Date: August 2, 2019*	(12)
(8)	Exercise Price: $190.00, Notional Amount: $(152,000), Expiration Date: August 16, 2019*	(40)
	TOTAL CALL OPTIONS
	(Proceeds $501)	(165)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $501)	$(165)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,937,078, which represents 6.48% of total net assets of the Fund.
[2]	Callable.
[3]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	Step rate security.
[6]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[9]	Amount represents less than 0.5 shares.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 18.8%
	COMMUNICATIONS — 2.1%
424,897	eDreams ODIGEO S.A.*	$1,862,609
	CONSUMER DISCRETIONARY — 3.2%
144,937	BlueLinx Holdings, Inc.*,1	2,871,202
	CONSUMER STAPLES — 3.1%
138,651	Darling Ingredients, Inc.*,1	2,757,768
	FINANCIALS — 2.2%
14,252	Diamond Hill Investment Group, Inc.[1]	2,019,793
	INDUSTRIALS — 1.9%
64,008	Heritage-Crystal Clean, Inc.*,1	1,684,051
	MATERIALS — 3.3%
26,169	AdvanSix, Inc.*	639,309
326,300	Chemtrade Logistics Income Fund	2,334,629
		2,973,938
	TECHNOLOGY — 3.0%
3,412	MicroStrategy, Inc. - Class A*,1	488,974
155,893	OneSpan, Inc.*,1	2,209,004
		2,697,978
	TOTAL COMMON STOCKS
	(Cost $17,521,453)	16,867,339
	EXCHANGE-TRADED FUNDS — 79.9%
40,000	iShares Russell 2000 ETF	6,220,000
224,400	SPDR S&P 500 ETF Trust[1]	65,749,200
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $71,068,529)	71,969,200
	SHORT-TERM INVESTMENTS — 23.8%
21,433,393	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.21%[2]	21,433,393
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,433,393)	21,433,393
	TOTAL INVESTMENTS — 122.5%
	(Cost $110,023,375)	110,269,932
	Liabilities in Excess of Other Assets — (22.5)%	(20,234,132)
	TOTAL NET ASSETS — 100.0%	$90,035,800

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

ETF — Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At June 30, 2019, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$200,525,115	$31,929,749	$111,957,091

Gross unrealized appreciation	$23,279,549	$1,861,243	$1,026,081
Gross unrealized depreciation	(20,161,905)	(2,701,452)	(2,713,240)
Net unrealized appreciation (depreciation) on investments	$3,117,644	$(840,209)	$(1,687,159)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks*	$665,589,610	$-	$-	$665,589,610
Rights	-	-	0	0
Purchased Options Contracts	-	8,137	-	8,137
Short-Term Investments	521,293	-	-	521,293
Total Assets	$666,110,903	$8,137	$0	$666,119,040

Liabilities
Securities Sold Short
Common Stocks*	$462,466,081	$-	$-	$462,466,081
Written Options Contracts	5,570	4,630	-	10,200
Total Liabilities	$462,471,651	$4,630	$-	$462,476,281

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$2,603,424	$-	$2,603,424
Closed-End Funds	9,641,045	-	-	9,641,045
Collateralized Mortgage Obligations	-	7,235,721	-	7,235,721
Common Stocks*	22,047,979	-	-	22,047,979
Corporate Bonds	-	1,122,430	-	1,122,430
Exchange-Traded Debt Securities	929,554	-	-	929,554
Purchased Options Contracts	-	140	-	140
Rights	12,174	-	0	12,174
Warrants	35,066	-	-	35,066
Short-Term Investments	3,441,392	-	-	3,441,392
Total Assets	$36,107,210	$10,961,715	$0	$47,068,925

Liabilities
Securities Sold Short
Common Stocks*	$15,071,399	$-	$-	$15,071,399
Exchange-Traded Funds	907,821	-	-	907,821
Written Options Contracts	90	75	-	165
Total Liabilities	$15,979,310	$75	$-	$15,979,385

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2019 (Unaudited)

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$16,867,339	$-	$-	$16,867,339
Exchange-Traded Funds	71,969,200	-	-	71,969,200
Short-Term Investments	21,433,393	-	-	21,433,393
Total Assets	$110,269,932	$-	$-	$110,269,932

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Merger Arbitrage Fund	Multi-Strategy Fund
Beginning balance September 30, 2018	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of June 30, 2019	$-	$-

The Level 3 investments as of June 30, 2019, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 5 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On July 18, 2019, the WV Concentrated Equities Fund liquidated.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.